UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BHR Capital LLC
Address: 545 Madison Avenue
         10th Floor
         New York, NY  10022

13F File Number:  028-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael N. Thompson
Title:     Managing Partner
Phone:     (212) 378-0830

Signature, Place, and Date of Signing:

 /s/  Michael N. Thompson     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $1,046,954 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERE INC                      COM              01449J105    10411   407800 SH       SOLE                   407800        0        0
AMERICAN RLTY CAP PPTYS INC    COM              02917T104    24956  1700000 SH       SOLE                  1700000        0        0
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188      506    25000 SH  PUT  SOLE                    25000        0        0
BARRICK GOLD CORP              COM              067901108    14882   506200 SH       SOLE                   506200        0        0
CBS CORP NEW                   CL B             124857202    60697  1300000 SH       SOLE                  1300000        0        0
CENTRAL PAC FINL CORP          COM NEW          154760409    21980  1400000 SH       SOLE                  1400000        0        0
CLEVELAND BIOLABS INC          COM              185860103      588   300000 SH       SOLE                   300000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    11916   305000 SH       SOLE                   305000        0        0
FIRST CTZNS BANCSHARES INC N   CL A             31946M103     9135    50000 SH       SOLE                    50000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100    49896  1350000 SH       SOLE                  1350000        0        0
GOLAR LNG PARTNERS LP          COM UNIT LPI     Y2745C102    14850   450000 SH       SOLE                   450000        0        0
HOME LN SERVICING SOLUTIONS    ORD SHS          G6648D109    14306   613200 SH       SOLE                   613200        0        0
HOMESTREET INC                 COM              43785V102     7819   350000 SH       SOLE                   350000        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106    34845   750000 SH       SOLE                   750000        0        0
ISHARES TR                     RUSSELL 2000     464287655    94430  1000000 SH  PUT  SOLE                  1000000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     9401  1185500 SH       SOLE                  1185500        0        0
MBIA INC                       COM              55262C100    17459  1700000 SH       SOLE                  1700000        0        0
MCDONALDS CORP                 COM              580135101    22430   225000 SH  CALL SOLE                   225000        0        0
MPG OFFICE TR INC              COM              553274101     5500  2000000 SH       SOLE                  2000000        0        0
NATIONSTAR MTG HLDGS INC       COM              63861C109    18997   514825 SH       SOLE                   514825        0        0
NAVIOS MARITIME ACQUIS CORP    SHS              Y62159101     6051  1754000 SH       SOLE                  1754000        0        0
NEWCASTLE INVT CORP            COM              65105M108    52499  4700000 SH       SOLE                  4700000        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100     9480  1000000 SH       SOLE                  1000000        0        0
PBF ENERGY INC                 CL A             69318G106    26019   700000 SH       SOLE                   700000        0        0
PINNACLE ENTMT INC             COM              723456109    21199  1450000 SH       SOLE                  1450000        0        0
PREFERRED APT CMNTYS INC       COM              74039L103     7400     7400 SH       SOLE                     7400        0        0
QEP RES INC                    COM              74733V100    31840  1000000 SH       SOLE                  1000000        0        0
ROPER INDS INC NEW             COM              776696106    41376   325000 SH       SOLE                   325000        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101    17680   500000 SH       SOLE                   500000        0        0
SCORPIO TANKERS INC            SHS              Y7542C106    29843  3345600 SH       SOLE                  3345600        0        0
SEADRILL PARTNERS LLC          COMUNIT REP LB   Y7545W109     5550   200000 SH       SOLE                   200000        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   181128  2499000 SH       SOLE                  2499000        0        0
SPIRIT RLTY CAP INC            COM              84860f109    51329  2701500 SH       SOLE                  2701500        0        0
TOWER GROUP INTL LTD           COM              G8988C105    48173  2611016 SH       SOLE                  2611016        0        0
TRONOX LTD                     SHS CL A         Q9235V101    11866   599000 SH       SOLE                   599000        0        0
TW TELECOM INC                 COM              87311L104     8577   340480 SH       SOLE                   340480        0        0
VISTEON CORP                   COM NEW          92839U206    11540   200000 SH       SOLE                   200000        0        0
W P CAREY INC                  COM              92936U109    38337   568800 SH       SOLE                   568800        0        0
ZAIS FINL CORP                 COM              98886K108     2063   100000 SH       SOLE                   100000        0        0
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